Defined Benefit Pension Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Defined Benefit Pension Plan	Defined Benefit Pension PlanThe Company provides pension benefits for eligible employees through a defined benefit pension plan. Employees hired prior to June 1, 2005 participate in the retirement plan on a non-contributing basis and were fully vested after five years of service.
The following tables set forth the Plan’s status and related disclosures (in thousands):

	2022	2021
Changes in benefit obligation:
Benefit obligation at beginning of year	$42,297	$43,371
Service cost	786	998
Interest cost	1,141	1,042
Actuarial (gain) loss	(12,549)	(2,131)
Distributions	(1,450)	(983)
Benefit obligation at end of year	$30,225	$42,297

Change in plan assets:
Fair value of plan assets at beginning of year	$46,017	$47,526
Adjustment to beginning of year fair value	—	—
Actual return on plan assets	(12,599)	(526)
Employer contribution	—	—
Distributions	(1,450)	(983)
Fair value of plan assets at end of year	$31,968	$46,017

Funded status recognized as accrued pension cost	$1,743	$3,720

Amounts recognized in accumulated other comprehensive (income) loss:
Net loss	$8,901	$7,621
Deferred income tax benefit	(1,869)	(1,601)
Total amount recognized	$7,032	$6,020

Accumulated benefit obligation	$28,184	$38,315
At December 31, 2022, 2021 and 2020, the assumptions used to determine the pension benefit obligation were as follows:

	2022	2021	2020
Discount rate	5.00%	2.76%	2.42%
Rate of compensation increase	3.00	3.50	3.50
Components of net periodic benefit cost and other amounts recognized in other comprehensive income (in thousands):

	2022	2021	2020
Components of net periodic pension cost:
Service cost	$786	$998	$911
Interest cost	1,141	1,042	1,159
Expected return on plan assets	(1,539)	(1,612)	(1,938)
Amortization of prior service costs	—	—	—
Amortization of net loss	309	393	488
Net periodic pension costs	$697	$821	$620

Other changes recognized in other comprehensive (income) loss
Net loss	$1,589	$7	$378
Amortization of net loss	(309)	(393)	(488)
Deferred tax expense (benefit)	(269)	81	23
Total recognized in accumulated other comprehensive (income) loss	$1,011	$(305)	$(87)

Total recognized in net periodic pension costs and other comprehensive loss	$1,708	$516	$533
For the years ended December 31, 2022, 2021 and 2020, the assumptions used to determine net periodic pension cost were as follows:

	2022	2021	2020
Discount rate	5.00%	2.76%	2.42%
Expected long-term rate of return on plan assets	3.75	3.75	5.10
Annual salary increase	3.00	3.50	3.50
The expected long-term return on plan assets assumption was developed as a weighted average rate based on the target asset allocation of the plan and the long-term capital market assumptions. The overall return for each asset class was developed by combining a long-term inflation component and the associated expected real rates. The development of the capital market assumptions utilized a variety of methodologies, including, but not limited to, historical analysis, stock valuation models, such as dividend discount models, and earnings yield models, expected economic growth outlook, and market yields analysis.
The Company’s pension plan asset allocations at December 31, 2022 and 2021 were as follows:

	2022	2021
Equity securities	10%	11%
Debt securities	90	89
Total	100%	100%
As of December 31, 2022 and 2021, the fair value of plan assets was as follows (in thousands):

	December 31, 2022
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Assets at Fair Value
Cash and cash equivalents	$102	$—	$—	$102
Equity securities	—	3,181	—	3,181
Debt securities	—	28,749	—	28,749
Total pension assets	$102	$31,930	$—	$32,032

	December 31, 2021
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Assets at Fair Value
Cash and cash equivalents	$82	$—	$—	$82
Equity securities	—	5,154	—	5,154
Debt securities	—	40,782	—	40,782
Total pension assets	$82	$45,936	$—	$46,018
Assets are valued using a combination of methods including quoted prices for similar assets in active or non-active markets.
The fund is sufficiently diversified to maintain a reasonable level of risk without imprudently sacrificing return. Investments are selected by officers experienced in financial matters and risk management, and implementation of approved investment strategies is monitored on a regular basis. Both actively and passively managed investment strategies are considered, and funds are allocated across asset classes to develop an efficient investment structure.
It is the responsibility of the trustee to consider costs in administering the portfolio, while maintaining high quality investments. Costs include, but are not limited to, management and custodial fees, consulting fees, transaction costs, and other administrative costs which may be charged to the trust.
The Company does not expect to contribute to its pension plan in 2023.
Estimated future benefit payments, which reflect expected future service, as appropriate, are as follows (in thousands):

Years ending December 31,
2023	$1,391
2024	1,402
2025	1,387
2026	1,434
2027	1,533
Following 5 years	9,116
Other Post-Retirement Plans
Investment and Savings Plan
The Company has an investment and savings plan for its employees. In the month following date of hire, an employee is eligible to participate in the investment and savings plan if they are at least 18 years old. A participant may elect to defer up to 90% of their annual compensation, not to exceed limitations established by the Internal Revenue Code. The Company contributes on behalf of each participant who makes the election an amount up to
3.5% of the amount contributed by the participant. The Company’s contributions in 2022, 2021 and 2020 totaled $1.02 million, $1.02 million and $990 thousand, respectively, which were included within pensions and other employee benefits on the Statements of Income.
Other Retirement Plans
The Company has a deferred compensation plan for some of its directors and senior officers that provides benefits payable at age 65. The deferred compensation is to be paid to the individual or beneficiary over a period of 15 years. Amounts deferred are invested in increasing whole life insurance policies on the participants’ lives with the Company as owner and beneficiary. Amounts recognized for the increase in the cash surrender value of the policies are offset against the expense. The Company recognized net income of $61 thousand in 2022, $57 thousand in 2021 and $51 thousand in 2020, related to this deferred compensation plan.
In 2010, the Company adopted a Supplemental Executive Retirement Plan for a number of its executive officers. The plan is intended to be unfunded and maintained primarily for the purpose of providing deferred compensation to its participants. The benefits of the plan vest incrementally based on years of service. Plan expenses for the years ending December 31, 2022, 2021 and 2020, amounted to $290 thousand, $459 thousand and $442 thousand, respectively.
In 2021, the Company formed a new deferred compensation plan (2021 Deferred Compensation Plan) for current directors and senior officers. The plan is funded with director fees and salary reductions which are placed in a trust account invested by the Company. The trust investments consist of equity investments, fixed income investments, and cash. The trust account balance totaled $496 thousand and $108 thousand at December 31, 2022 and 2021. This balance is included within other assets and is directly offset within other liabilities. Expenses for the trust totaled $212 thousand and $104 thousand, respectively, in 2022 and 2021.